Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Professional fees (Note 11(a))	$ 318,619	$ 1,113,336	$ 864,051
Salaries and benefits (Note 11(a))	1,377,903	1,811,073	1,923,952
Travel and promotion	22,529	50,120	107,869
Depreciation (Note 6)	8,671	11,166	14,424
Office and other (Note 11(b))	73,407	182,457	156,686
Amortization of right-of-use assets (Note 5)	101,722	101,722	106,791
Occupancy expenses (Note 5)	40,318	39,858	42,655
Interest expense on lease liabilities (Note 5)	30,565	39,502	47,379
Interest and standby fees on gold loan payable (Note 8)	295,551	290,164	278,948
Listing and filing fees	100,406	193,490	154,505
Insurance	104,456	103,491	96,068
Directors’ fees (Note 11(a))	120,000	140,000	145,000
Share-based payments (Note 10(d) and 11(a))	(0)	810,150	1,478,100
Total Expenses	2,594,147	4,886,529	5,416,428
Other income (loss)
Administrative services fees (Note 11(b))	1,158,054	1,422,347	1,376,428
Interest and other income	218,390	370,741	253,869
Impairment of property, plant and equipment (Note 6)			(7,441,293)
Impairment of exploration and evaluation assets (Note 7)	(55,374)	(63,823,478)
Fair value adjustments on gold loan payable (Note 8)	(1,199,904)	(538,975)	16,103
Unrealized gain (loss) on gold in trust (Note 8)	293,695	132,895	(6,518)
Unrealized foreign exchange gain (loss) on gold loan payable (Note 8)	(600,749)	55,949	(344,786)
Unrealized foreign exchange gain (loss) on gold in trust (Note 8)	114,785	(24,491)	64,920
Unrealized gain on warrant liability (Note 9)		102,787	520,503
Gain on debt forgiveness (Note 11(a))			177,200
Loss on derecognition of gold loan payable (Note 8)	(372,941)
Foreign exchange gain (loss)	163,130	(49,599)	302,930
Total other income (loss)	(280,914)	(62,351,824)	(5,080,644)
Loss before income taxes	(2,875,061)	(67,238,353)	(10,497,072)
Deferred income tax recovery (expense) (Note 14)		3,090,208	(1,341,185)
Net loss for the year	(2,875,061)	(64,148,145)	(11,838,257)
Total comprehensive loss for the year	$ (2,875,061)	$ (64,148,145)	$ (11,838,257)
Diluted net loss per share	$ 0.02	$ 0.47	$ 0.09